Other intangible assets, net (Details) - Schedule of Movement of the Cost of Other Intangible Assets and of Accumulated Depreciation - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cost [Member]
Schedule of Movement of the Cost of Other Intangible Assets and of Accumulated Depreciation [Line Items]
Balance at beginning of period		$ 599,018	$ 514,146
Additions		30,798	27,519
Acquisitions through business combinations (Note 17.1)		12,933
Disposals and derecognition		(12,823)	(10,191)
Effect of exchange differences on the translation into presentation currency		(111,183)	21,439
Hyperinflation adjustments		35,895	46,552
Transfers to other balance sheet accounts – Property, plant, and equipment		(1,346)	(410)
Other minor movements		(45)	(37)
Balance at ending of period		553,247	599,018	$ 514,146
Cost [Member] | Trademarks [Member]
Schedule of Movement of the Cost of Other Intangible Assets and of Accumulated Depreciation [Line Items]
Balance at beginning of period	[1]	299,688	242,170
Additions	[1]	5,296
Acquisitions through business combinations (Note 17.1)	[1]	12,904
Disposals and derecognition	[1]
Effect of exchange differences on the translation into presentation currency	[1]	(100,696)	13,804
Hyperinflation adjustments	[1]	33,687	43,714
Transfers to other balance sheet accounts – Property, plant, and equipment	[1]
Other minor movements	[1]
Balance at ending of period	[1]	250,879	299,688	242,170
Cost [Member] | Computer Software [Member]
Schedule of Movement of the Cost of Other Intangible Assets and of Accumulated Depreciation [Line Items]
Balance at beginning of period		274,480	249,324
Additions		25,368	27,519
Acquisitions through business combinations (Note 17.1)		29
Disposals and derecognition		(12,823)	(10,191)
Effect of exchange differences on the translation into presentation currency		(6,904)	8,275
Hyperinflation adjustments
Transfers to other balance sheet accounts – Property, plant, and equipment		(1,346)	(410)
Other minor movements		89	(37)
Balance at ending of period		278,893	274,480	249,324
Cost [Member] | Rights [Member]
Schedule of Movement of the Cost of Other Intangible Assets and of Accumulated Depreciation [Line Items]
Balance at beginning of period		24,703	22,538
Additions
Acquisitions through business combinations (Note 17.1)
Disposals and derecognition
Effect of exchange differences on the translation into presentation currency		(3,479)	(613)
Hyperinflation adjustments		2,161	2,778
Transfers to other balance sheet accounts – Property, plant, and equipment
Other minor movements
Balance at ending of period		23,385	24,703	22,538
Cost [Member] | Other [Member]
Schedule of Movement of the Cost of Other Intangible Assets and of Accumulated Depreciation [Line Items]
Balance at beginning of period		147	114
Additions		134
Acquisitions through business combinations (Note 17.1)
Disposals and derecognition
Effect of exchange differences on the translation into presentation currency		(104)	(27)
Hyperinflation adjustments		47	60
Transfers to other balance sheet accounts – Property, plant, and equipment
Other minor movements		(134)
Balance at ending of period		90	147	114
Accumulated depreciation and amortisation [Member]
Schedule of Movement of the Cost of Other Intangible Assets and of Accumulated Depreciation [Line Items]
Acquisitions through business combinations (Note 17.1)		29
Effect of exchange differences on the translation into presentation currency		(6,974)	6,463
Hyperinflation adjustments		1,125	1,168
Other minor movements		(146)	(478)
Balance at beginning of period		174,338	150,159	132,614
Amortization		30,748	27,216	17,693
Effect of exchange differences on the translation into presentation currency				1,491
Hyperinflation adjustments				543
Disposals and derecognition		(12,242)	(10,190)	(1,941)
Other minor movements				(241)
Balance at ending of period		186,878	174,338	150,159
Accumulated depreciation and amortisation [Member] | Computer Software [Member]
Schedule of Movement of the Cost of Other Intangible Assets and of Accumulated Depreciation [Line Items]
Acquisitions through business combinations (Note 17.1)		29
Effect of exchange differences on the translation into presentation currency		(5,564)	6,692
Balance at beginning of period		172,630	149,391	132,380
Amortization		30,602	26,737	17,684
Effect of exchange differences on the translation into presentation currency				1,503
Disposals and derecognition		(12,242)	(10,190)	(1,941)
Other minor movements				(235)
Balance at ending of period		185,455	172,630	149,391
Accumulated depreciation and amortisation [Member] | Rights [Member]
Schedule of Movement of the Cost of Other Intangible Assets and of Accumulated Depreciation [Line Items]
Effect of exchange differences on the translation into presentation currency		(1,306)	(203)
Hyperinflation adjustments		1,078	1,105
Balance at beginning of period		1,582	680	183
Amortization				6
Effect of exchange differences on the translation into presentation currency				(9)
Hyperinflation adjustments				506
Other minor movements				(6)
Balance at ending of period		1,354	1,582	680
Accumulated depreciation and amortisation [Member] | Other [Member]
Schedule of Movement of the Cost of Other Intangible Assets and of Accumulated Depreciation [Line Items]
Effect of exchange differences on the translation into presentation currency		(104)	(26)
Hyperinflation adjustments		47	63
Other minor movements		(146)	(478)
Balance at beginning of period		126	88	51
Amortization		146	479	3
Effect of exchange differences on the translation into presentation currency				(3)
Hyperinflation adjustments				37
Balance at ending of period		$ 69	$ 126	$ 88

[1]	The balance of trademarks, is shown below: